Post employment benefits - Balance sheet analysis of post employment plans (Parenthetical) (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
DPS
Disclosure of defined benefit plans [line items]
Surplus/Deficit in plan	$ 689	$ 742	$ 1,421
GIGIPS
Disclosure of defined benefit plans [line items]
Surplus/Deficit in plan	332	328	267
Other Schemes
Disclosure of defined benefit plans [line items]
Surplus/Deficit in plan	$ 125	$ 140	$ 191